Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary Of Residual Values Of Estimated Useful Lives
Depreciation is calculated on a straight-line method to allocate their cost less their residual values over the following estimated useful lives:

Class of property and equipment	Useful lives in years

Restaurant and production equipment	5 - 15 years

Furniture and fixtures	5 years

Computer equipment and software	1 – 2 years

Leasehold improvements	Term of lease, or estimated useful life of specific improvements if shorter

Vehicles	5 years or the estimated useful life of specific vehicle

Depreciation is calculated on a straight-line method to allocate their cost less their residual values over the following estimated useful lives:

Class of property and equipment	Useful lives in years
Restaurant and production equipment	5 years
Furniture and fixtures	5 years
Computer equipment and software	1 year
Leasehold improvements	Term of lease, or estimated useful life of specific improvements if shorter
Vehicles	5 years